Taxes - Schedule of Income/(Loss) Before Income Taxes (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Income/(Loss) before Income Taxes [Abstract]
Hong Kong	$ 4,354,810	$ 554,760	$ 9,394,157	$ 11,003,941
Foreign	(31,387,935)	(3,998,514)	(2,104,865)	(187,598)
Total Income (Loss) before Income Taxes	$ (27,033,125)	$ (3,443,754)	$ 7,289,292	$ 10,816,343